Basic and Diluted Earning or Loss Per Share (Restated) - Schedule of Basic to Diluted Weighted Average Shares (Details) - shares	3 Months Ended		6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Schedule of Basic to Diluted Weighted Average Shares [Abstract]
Weighted average number of shares outstanding – basic	12,726,152	2,580,041	7,811,776	2,537,638
Add: stock options	226,368		226,368
Weighted average number of shares outstanding – diluted	12,952,520	2,580,041	8,038,144	2,537,638